Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2019
Unreimbursed expenses	$ 138,009		$ 11,626	$ 30,889
Related party payables	635,154		635,154	420,154
Changes in related party payables		$ 2,500,000	$ 2,500,000	1,500,000
Warrants cancelled		2,675,602
Warrants exchanged for an aggreage shares of common stock		8,012,684
Maximum [Member]
Changes in related party payables		$ 12,000,000
Minimum [Member]
Changes in related party payables		0
Hallock Trust [Member]
Related party payables				100,000	$ 200,000
Eric Rothe [Member]
Related party payables					$ 15,000
Officers and Directors [Member]
Related party payables		$ 12,000,000		$ 9,500,000